JPMorgan Diversified Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Diversified Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 544
Expense Example, No Redemption, 3 Years	809
Expense Example, No Redemption, 5 Years	1,096
Expense Example, No Redemption, 10 Years	1,909
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	531
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	1,946
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	292
Expense Example, No Redemption, 5 Years	529
Expense Example, No Redemption, 10 Years	$ 1,209